EQUITY ACCOUNTED INVESTMENTS - Fair Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 541	$ 609	$ 166
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	130	213
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	338	201
Publicly Listed
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	36	286
Carrying value	0	201
Publicly Listed | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	36	44
Carrying value	0	0
Publicly Listed | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	0	242
Carrying value	$ 0	$ 201